Inventories	12 Months Ended
Mar. 31, 2012
Inventories

(5) Inventories

Inventories at March 31, 2011 and 2012 are summarized as follows:

	Yen (millions)
	2011	2012
Finished goods	¥531,071	¥603,721
Work in process	49,606	44,891
Raw materials	319,136	387,167

	¥899,813	¥1,035,779